Reserves for Losses and Loss Adjustment Expenses - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	$ (67.0)	$ (2.1)
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	(34.4)
Bespoke
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	(24.3)
Specialty
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	$ (8.3)